SOFTWARE DEVELOPMENT COSTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Research and Development [Abstract]
SOFTWARE DEVELOPMENT COSTS

5. SOFTWARE DEVELOPMENT COSTS

In 2024, the Company reclassified software development costs from property and equipment to software development costs. The Company continues to incur costs to develop new modules, functionalities and integrations on the previously purchased SaaS platform in order to develop a new product with differentiated offering. As of June 30, 2026, the SaaS platform is still in the development stage and is not ready for external sales. No amortization has been recorded during the three or six months ended June 30, 2026 and 2025.

Table 5: Capitalized Software Development Costs

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Capitalized software development costs	$63,000	$104,000	$192,000	$174,000

6.	SOFTWARE DEVELOPMENT COSTS

In 2024, the Company reclassified software development costs from property and equipment to software development costs. The Company continues to incur costs to develop new modules, functionalities, and integrations on the previously purchased SaaS platform in order to develop a new product with differentiated offering. As of December 31, 2025, the SaaS platform is still in the development stage and is not ready for external sales. No amortization has been recorded during the years ended December 31, 2025 and 2024.

Table 6: Capitalized Software Development Costs
	For the Year Ended December 31,
	2025	2024
Capitalized software development costs	$455,000	$448,000